Consolidated Subsidiaries - Summary of Cash Dividends Received from Subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 466,268	₩ 454,255	₩ 362,162
Korea Hydro & Nuclear Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	136,010	279,779	106,675
Korea South-East Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	4,808	0	11,905
Korea Midland Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	24,694	0	0
Korea East-West Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	4,866	0	17,959
KEPCO Engineering & Construction Company, Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	5,983	7,089	7,793
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	27,517	26,301	44,068
KEPCO Nuclear Fuel Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	11,184	5,206	7,270
KEPCO KDN Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	36,986	18,854	14,720
KEPCO International HongKong Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	9,044	0	11,858
KEPCO Ilijan Corporation
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	9,195	7,955	34,502
KEPCO Philippines Holdings Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	34,913	60,520	70,876
KOSEP Australia Pty., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	1,856
KOSPO Australia Pty., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	31,386	3,095	0
Qatrana Electric Power Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	2,751	2,615	0
KEPCO KPS Philippines Corp.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	302	0	1,215
Tamra Offshore Wind Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	2,877	0	2,640
KEPCO Netherlands S3 B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	4,005	0	6,981
PT. KOMIPO Pembangkitan Jawa Bali
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	859	153	0
KEPCO Netherlands J3 B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	46,510	27,237	0
Gyeongju Wind Power Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	2,100	2,800	2,800
VI Carbon Professional Private Special Asset Investment Trust 1
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	7
KOSPO Power Services Ltda.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	305	0	0
KEPCO Netherlands B.V.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	16,795	0	11,098
PT. Cirebon Power Service
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	241	0	221
Chitose Solar Power Plant LLC
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	639	0	858
Fujeij Wind Power Company
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	15,102	11,920	6,306
KOSPO Jordan LLC
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	11,450	731	535
Energy Innovation Fund I
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	0	0	19
KEPCO Energy Solution Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	1,707	0	0
KEPCO Solar Co., Ltd.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	1,409	0	0
KEPCO Philippines Corporation
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	2,375	0	0
PT. EWP Indonesia
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	4,262	0	0
EWP America Inc.
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	3,887	0	0
KOWEPO Lao International
Disclosure of Cash dividends received from subsidiaries [Line Items]
Cash dividends received from subsidiaries	₩ 12,106	₩ 0	₩ 0